Related parties - Significant loan transactions with related parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		₩ 1,162,398		₩ 70,634
Collection		(1,746,803)		(370,536)
Other		(33,330)	[1]	(32,229)	[2]
Ending		738,657		1,162,398
Loan		1,356,392		1,494,529
Nomura Rifa Private Real Estate Investment Trust No.19
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		11,700		11,529
Collection		(300)		(300)
Other		0	[1]	471	[2]
Ending		11,400		11,700
Loan		0		0
Shinhan Global Active REIT Co.Ltd. [Member]
Related parties - Significant loan transactions with related parties [Line Items]
Beginning	[3]	0		0
Collection	[3]			(125,700)
Other	[2],[3]			(39,700)
Ending	[3]			0
Loan	[3]			165,400
SBC PFV Co., Ltd [Member]
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		984,600		0
Collection		(1,735,100)		(185,100)
Other		0	[1]	0	[2]
Ending		519,800		984,600
Loan		1,270,300		1,169,700
Goduck Gangil10 PFV Co., Ltd
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		0		1,100
Collection				(1,100)
Other	[2]			0
Ending				0
Loan				0
Logisvalley Shinhan REIT Co., Ltd.
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		33,000		33,000
Collection		0		(34,175)
Other		0	[1]	0	[2]
Ending		33,000		33,000
Loan		0		34,175
CASCADETECH INC [Member]
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		0		0
Collection				(66)
Other	[2]			0
Ending				0
Loan				66
Nomura-Rifa Private Real Estate Investment Trust 31
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		14,000		0
Collection		(140)		(14,000)
Other		0	[1]	0	[2]
Ending		13,860		14,000
Loan		0		28,000
Pacific Private Placement Real Estate Fund No.40
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		14,000		0
Collection		0		0
Other		0	[1]	0	[2]
Ending		14,000		14,000
Loan		0		14,000
KR Seocho Co., Ltd [Member]
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		11,871		0
Collection		0		(7,000)
Other		0	[1]	7,000	[2]
Ending		11,871		11,871
Loan		0		11,871
Songpa Biz Cluster PFV Co Ltd [Member]
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		22,424		0
Collection		0		0
Other		0	[1]	0	[2]
Ending		70,272		22,424
Loan		47,848		22,424
KB Distribution Private Real Estate 3-1 [Member]
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		2,000		0
Collection		(2,000)		0
Other		0	[1]	0	[2]
Ending		0		2,000
Loan		0		2,000
Capstone REITs No.26 [Member]
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		20,000		0
Collection		0		0
Other		0	[1]	0	[2]
Ending		20,000		20,000
Loan		0		20,000
EDNCENTRAL Co.,Ltd. [Member]
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		25,400		0
Collection		0		0
Other		(33,330)	[1]	0	[2]
Ending		0		25,400
Loan		7,930		25,400
Key management personnel and their immediate relatives
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		3,403		5,005
Collection		(2,591)		(3,095)
Other		0	[1]	0	[2]
Ending		4,559		3,403
Loan		3,747		1,493
IGIS Yongsan Office General Private Real Estate Investment Trust 518 [Member]
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		20,000		20,000
Collection		0		0
Other		0	[1]	0	[2]
Ending		20,000		20,000
Loan		0		0
Credila Financial Services [Member]
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		0
Collection		(6,672)
Other	[1]	0
Ending		19,895		₩ 0
Loan		₩ 26,567

[1]	Excluded from associates due to the loss of significant influence during the year ended December 31, 2025, and the year-end balance has been reclassified under ‘Others’.
[2]	The effect on changes in allowance for credit loss is included.
[3]	Excluded from associates due to the loss of significant influence during the year ended December 31, 2024, and the year-end balance has been reclassified under ‘Others’.